Stockholders' equity (Tables)	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Changes in Number of Shares of Common Stock Issued and Outstanding
Changes in the number of shares of common stock issued and outstanding during the fiscal years ended March 31, 2018, 2019 and 2020 have resulted from the following:

Number of shares
Balance at March 31, 2017	1,263,763,660
Issuance of new shares	218,000
Exercise of stock acquisition rights	2,565,700
Conversion of convertible bonds	4,789

Balance at March 31, 2018	1,266,552,149
Issuance of new shares	149,900
Exercise of stock acquisition rights	4,525,300
Conversion of convertible bonds	2,992

Balance at March 31, 2019	1,271,230,341

Issuance of new shares	184,900
Exercise of stock acquisition rights	2,294,900
Conversion of convertible bonds	86,040
Cancellation of treasury stock	(12,737,400)

Balance at March 31, 2020	1,261,058,781

Changes in Accumulated Other Comprehensive Income, Net of Tax
Changes in accumulated other comprehensive income, net of tax, by component for the fiscal years ended March 31, 2018, 2019 and 2020 were as follows:

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2017	126,635	(58)	(308,736)	(436,610)	(618,769)
Other comprehensive income before reclassifications	2,013	(2,295)	1,779	(4,480)	(2,983)
Amounts reclassified out of accumulated other comprehensive income *	(943)	1,111	10,611	(1,855)	8,924

Net other comprehensive income	1,070	(1,184)	12,390	(6,335)	5,941
Less: Other comprehensive income attributable to noncontrolling interests	1,514	—	98	2,306	3,918

Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability Adjustment	Foreign currency translation adjustments	Total
Balance at March 31, 2018	126,191	(1,242)	(296,444)	(445,251)	(616,746)
Cumulative effect of ASU2016-01	(15,526)	—	—	—	(15,526)
Other comprehensive income before reclassifications	33,124	2,316	(23,448)	10,071	22,063

Amounts reclassified out of accumulated other comprehensive income *	161	(1,093)	9,488	(1,627)	6,929
Net other comprehensive income	33,285	1,223	(13,960)	8,444	28,992

Less: Other comprehensive income attributable to noncontrolling interests	8,915	—	53	(1,578)	7,390

Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	(610,670)

	Yen in millions
	Unrealized gains (losses) on securities	Unrealized gains (losses) on derivative instruments	Pension liability adjustment	Foreign currency translation adjustments	Debt valuation adjustments	Total
Balance at March 31, 2019	135,035	(19)	(310,457)	(435,229)	—	(610,670)

Other comprehensive income before reclassifications	40,334	1,193	(17,519)	(75,814)	3,032	(48,774)
Amounts reclassified out of accumulated other comprehensive income *	56	74	92,490	(74)	—	92,546

Net other comprehensive income	40,390	1,267	74,971	(75,888)	3,032	43,772
Less: Other comprehensive income attributable to noncontrolling interests	14,234	—	34	(1,245)	1,059	14,082

Balance at March 31, 2020	161,191	1,248	(235,520)	(509,872)	1,973	(580,980)

*	Foreign currency translation adjustments were transferred from accumulated other comprehensive income to net income as a result of a complete or substantially complete liquidation or sale of certain foreign subsidiaries and affiliates.

Reclassifications Out of Accumulated Other Comprehensive Income
Reclassifications out of accumulated other comprehensive income for the fiscal years ended March 31, 2018, 2019 and 2020 were as follows:

	Yen in millions
Comprehensive income components	Amounts reclassified from accumulated other comprehensive income			Affected line items in consolidated statements of income
	2018	2019	2020
Unrealized gains (losses) on securities	(646)	235	82	Financial services revenue
	(561)	—	—	Gain on sale of securities investments, net

Total before tax	(1,207)	235	82
Tax expense or (benefit)	264	(74)	(26)

Net of tax	(943)	161	56

Unrealized gains (losses) on derivative instruments	1,111	(1,093)	—	Cost of sales
	—	—	106	Net sales

Total before tax	1,111	(1,093)	106
Tax expense or (benefit)	—	—	(32)

Net of tax	1,111	(1,093)	74

Pension liability adjustment	11,034	9,891	92,514	*
Tax expense or (benefit)	(423)	(403)	(24)

Net of tax	10,611	9,488	92,490

Foreign currency translation adjustments	(1,855)	(1,627)	(74)	Foreign exchange loss, net and other operating (income) expense, net
Tax expense or (benefit)	—	—	—

Net of tax	(1,855)	(1,627)	(74)

Total amounts reclassified out of accumulated other comprehensive income, net of tax	8,924	6,929	92,546

*	The amortization of pension and postretirement benefit components is included in the computation of net periodic pension cost. Refer to Note 15.

Net Income Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests
Net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests for the fiscal years ended March 31, 2018, 2019 and 2020 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2018	2019	2020
Net income attributable to Sony Corporation’s stockholders	490,794	916,271	582,191
Transfers (to) from the noncontrolling interests:
Increase (decrease) in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(74)	(22,775)	16,372

Change from net income attributable to Sony Corporation’s stockholders and transfers (to) from the noncontrolling interests	490,720	893,496	598,563